UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-07434

                         The Stratton Funds, Inc.

(Exact name of registrant as specified in charter)

150 South Warner Road, Suite 460

                                         King of Prussia, PA 19406-2826

(Address of principal executive offices) (Zip code)

Michelle Whalen, Assistant Vice President

The Stratton Funds, Inc.

150 South Warner Road, Suite 460

                                         King of Prussia, PA 19406-2826

(Name and address of agent for service)

Registrant’s telephone number, including area code:  610-941-0888

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

SCHEDULE OF INVESTMENTS March 31, 2015 (unaudited)

Stratton Small Cap Value Fund

	Number of Shares	Market Value (Note A)
COMMON STOCKS – 93.7%
Consumer Discretionary – 12.6%
ANN, Inc.†	437,348	$17,944,388
Bloomin’ Brands, Inc.	815,000	19,828,950
Brinker International, Inc.	446,700	27,498,852
Cabela’s, Inc.†	333,189	18,651,920
Cooper Tire & Rubber Co.	510,000	21,848,400
Iconix Brand Group, Inc.†	500,000	16,835,000
Jarden Corp.†	742,500	39,278,250
Starz Class A†	625,000	21,506,250

		183,392,010

Consumer Staples – 3.3%
Casey’s General Stores, Inc.	344,700	31,057,470
Dean Foods Co.	1,038,750	17,170,537

		48,228,007

Energy – 1.8%
Cabot Oil & Gas Corp.	434,600	12,833,738
Carrizo Oil & Gas, Inc.†	276,850	13,745,603

		26,579,341

Financial Services – 29.7%
Affiliated Managers Group, Inc.†	125,500	26,954,890
American Campus Communities, Inc. REIT	450,000	19,291,500
Cardtronics, Inc.†	379,975	14,287,060
Community Bank System, Inc.	504,750	17,863,103
First Midwest Bancorp, Inc.	945,250	16,418,993
Glacier Bancorp, Inc.	663,300	16,681,995
Highwoods Properties, Inc. REIT	440,964	20,187,332
Home Properties, Inc. REIT	250,350	17,346,751
IBERIABANK Corp.	286,750	18,073,853
MB Financial, Inc.	568,250	17,791,907
Medical Properties Trust, Inc. REIT	1,376,150	20,284,451
Northwest Bancshares, Inc.	1,108,221	13,132,419
Ryman Hospitality Properties, Inc. REIT	409,500	24,942,645
Selective Insurance Group, Inc.	597,250	17,350,113
Signature Bank†	235,000	30,451,300
SL Green Realty Corp. REIT	188,000	24,135,440
SVB Financial Group†	239,000	30,362,560
Umpqua Holdings Corp.	1,040,591	17,877,353
United Bankshares, Inc.	551,750	20,734,765
Webster Financial Corp.	662,900	24,560,445
Wintrust Financial Corp.	410,500	19,572,640
WP Glimcher, Inc. REIT	318,240	5,292,331

		433,593,846

	Number of Shares	Market Value (Note A)
Health Care – 5.8%
PAREXEL International Corp.†	622,850	$42,970,422
West Pharmaceutical Services, Inc.	700,100	42,153,021

		85,123,443

Materials & Processing – 8.9%
Belden, Inc.	464,600	43,467,976
Compass Minerals International, Inc.	137,200	12,788,412
PolyOne Corp.	871,000	32,531,850
Silgan Holdings, Inc.	471,600	27,414,108
Worthington Industries, Inc.	500,000	13,305,000

		129,507,346

Producer Durables – 14.2%
Crane Co.	341,500	21,313,015
EnerSys	465,150	29,881,236
Generac Holdings, Inc.†	489,200	23,819,148
JetBlue Airways Corp.†	1,300,000	25,025,000
MasTec, Inc.†	770,950	14,879,335
Moog, Inc. Class A†	401,525	30,134,451
Oshkosh Corp.	369,700	18,037,663
Trinity Industries, Inc.	615,000	21,838,650
United Rentals, Inc.†	239,141	21,800,094

		206,728,592

Technology – 12.6%
Anixter International, Inc.†	290,500	22,115,765
CACI International, Inc. Class A†	224,300	20,169,056
NetScout Systems, Inc.†	667,150	29,254,527
ON Semiconductor Corp.†	1,751,550	21,211,271
PTC, Inc.†	672,350	24,318,899
Qorvo, Inc.†	449,250	35,805,225
Solera Holdings, Inc.	270,000	13,948,200
Take-Two Interactive Software, Inc.†	660,000	16,800,300

		183,623,243

Utilities – 4.8%
Avista Corp.	530,986	18,149,101
El Paso Electric Co.	448,931	17,346,694
Portland General Electric Co.	432,450	16,039,571
Southwest Gas Corp.	322,060	18,734,230

		70,269,596

Total Common Stocks (Cost $769,551,414)		1,367,045,424

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS March 31, 2015 (unaudited) (continued)

Stratton Small Cap Value Fund

	Principal Amount	Market Value (Note A)
SHORT-TERM INVESTMENTS – 6.3%
BNY Mellon Cash Reserve 0.01%, due 04/01/15	$92,514,280	$92,514,280

Total Short-Term Investments (Cost $92,514,280)		92,514,280

Total Investments — 100.0% (Cost $862,065,694*)		1,459,559,704

Liabilities in Excess of Other Assets — 0.0%		(200,037)

NET ASSETS — 100.0%		$1,459,359,667

REIT – Real Estate Investment Trust

†	Non-income producing security
*	Aggregate cost is $862,065,694 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$612,742,989
Gross unrealized depreciation	(15,248,979)

Net unrealized appreciation	$597,494,010

See accompanying Notes to Schedule of Investments.

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2015 (unaudited)

Note A. Security Valuation – Securities listed or admitted to trading on any national securities exchange are valued at their last sale price on the exchange where the securities are principally traded or, if there has been no sale on that date, at the mean between the last reported bid and asked prices. Securities traded in the over-the-counter market are valued at the official closing price if carried in the National Market Issues section by NASDAQ; other over-the-counter securities are valued at the mean between the closing bid and asked prices obtained from a principal market maker. All other securities and assets, for which no quotations are readily available, are valued at their “fair value” as determined in good faith by the Advisor, subject to the oversight of the Boards of Directors of the Funds. Some of the more common reasons that may necessitate that a security be valued at “fair value” include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; or the security has not been traded for an extended period of time.

Note B. Fair Value Measurements – Various inputs are used in determining the fair value of investments which are as follows:

Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date

Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active

Level 3 - Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value each Fund’s investments as of March 31, 2015 is as follows:

	Mid Cap Value Fund	Real Estate Fund	Small Cap Value Fund
Level 1 - Quoted prices *	$74,269,803	$106,023,215	$1,459,559,704
Level 2 - Significant observable inputs	—	—	—
Level 3 - Significant unobservable inputs	—	—	—

Total Market Value of Investments	$74,269,803	$106,023,215	$1,459,559,704

*	The breakdown of each Fund’s investments into major categories is disclosed in its Schedule of Investments.

During the three month period ended March 31, 2015, the Funds did not recognize any transfers to/from Level 1, 2 or 3.

Note C. Determination of Gains or Losses on Sales of Securities – Gains or losses on the sale of securities are calculated for accounting and tax purposes on the identified cost basis.

NOTES TO SCHEDULES OF INVESTMENTS (continued)

March 31, 2015 (unaudited)

Note D. Tax Disclosure – No provision for federal income taxes is required since the Funds intend to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of March 31, 2015.

As of December 31, 2014, Mid Cap Value Fund had pre-enactment net capital loss carryforwards for federal income tax purposes in the amount of $484,746, which is available to reduce future required distributions of net capital gains to shareholders. This amount is available through 2018. Real Estate Fund and Small Cap Value Fund did not have capital loss carryforwards for federal income tax purposes.

Any capital loss, as defined by the Internal Revenue Code, that is realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Mid Cap Value Fund had deferred short-term qualified late-year capital losses of $512,876 and the Small Cap Value Fund had deferred short-term qualified late-year capital losses of $470,227 and deferred long-term qualified late-year capital losses of $10,435,575 for the year ending December 31, 2014. The Real Estate Fund had no deferred qualified late-year losses for the year ending December 31, 2014.

For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filings at www.sec.gov.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Stratton Funds, Inc.

By (Signature and Title)* /s/ Gerald M. Van Horn
Gerald M. Van Horn, Chief Executive Officer (principal executive officer)

Date May 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gerald M. Van Horn
Gerald M. Van Horn, Chief Executive Officer (principal executive officer)

Date May 18, 2015

By (Signature and Title)* /s/ Lynne M. Cannon
Lynne M. Cannon, Chief Financial Officer (principal financial officer)

Date May 18, 2015

* Print the name and title of each signing officer under his or her signature.